Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,067,391.08

Principal:
Principal Collections	$17,073,306.29
Prepayments in Full	$8,169,402.51
Liquidation Proceeds	$224,925.68
Recoveries	$30,641.82
Sub Total	$25,498,276.30
Collections	$26,565,667.38

Purchase Amounts:
Purchase Amounts Related to Principal	$50,245.73
Purchase Amounts Related to Interest	$269.56
Sub Total	$50,515.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,616,182.67

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,616,182.67
Servicing Fee	$533,859.30	$533,859.30	$0.00	$0.00	$26,082,323.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,082,323.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,082,323.37
Interest - Class A-3 Notes	$124,214.19	$124,214.19	$0.00	$0.00	$25,958,109.18
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$25,900,738.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,900,738.43
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$25,874,754.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,874,754.01
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$25,851,943.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,851,943.34
Regular Principal Payment	$23,448,925.90	$23,448,925.90	$0.00	$0.00	$2,403,017.44
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,403,017.44
Residual Released to Depositor	$0.00	$2,403,017.44	$0.00	$0.00	$0.00

Total		$26,616,182.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,448,925.90
Total					$23,448,925.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,448,925.90	$55.33	$124,214.19	$0.29	$23,573,140.09	$55.62
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$23,448,925.90	$17.82	$230,380.03	$0.18	$23,679,305.93	$18.00

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$363,553,736.30	0.8578832	$340,104,810.40	0.8025504
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$564,333,736.30	0.4288902	$540,884,810.40	0.4110692

Pool Information
Weighted Average APR	1.991%	1.987%
Weighted Average Remaining Term	42.21	41.37
Number of Receivables Outstanding	27,183	26,611
Pool Balance	$640,631,159.16	$614,933,038.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$590,649,866.56	$567,200,940.66
Pool Factor	0.4481260	0.4301499

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$47,732,097.85
Targeted Overcollateralization Amount	$74,048,228.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,048,228.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$180,240.44
(Recoveries)		28	$30,641.82
Net Loss for Current Collection Period			$149,598.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2802%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4027%
Second Prior Collection Period			0.1673%
Prior Collection Period			0.2819%
Current Collection Period			0.2860%
Four Month Average (Current and Prior Three Collection Periods)			0.2845%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1083	$3,185,174.41
(Cumulative Recoveries)			$501,695.50
Cumulative Net Loss for All Collection Periods			$2,683,478.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1877%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,941.07
Average Net Loss for Receivables that have experienced a Realized Loss			$2,477.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	226	$6,219,393.98
61-90 Days Delinquent	0.12%	29	$764,045.27
91-120 Days Delinquent	0.02%	3	$100,003.78
Over 120 Days Delinquent	0.01%	2	$67,221.89
Total Delinquent Receivables	1.16%	260	$7,150,664.92

Repossession Inventory:
Repossessed in the Current Collection Period		12	$295,121.24
Total Repossessed Inventory		14	$382,587.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1078%
Prior Collection Period			0.1472%
Current Collection Period			0.1278%
Three Month Average			0.1276%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1514%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	23

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$2,286,103.55
2 Months Extended	123	$3,716,008.09
3+ Months Extended	12	$322,507.23

Total Receivables Extended	215	$6,324,618.87

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer